Prospectus Supplement	February 28, 2018

Putnam VT International Equity Fund
Prospectus dated April 30, 2017

The section Fund summary - Your fund’s management is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Sub-advisors

Putnam Investments Limited

The Putnam Advisory Company, LLC*

Portfolio manager

Simon Davis, Co-Head of Equities, portfolio manager of the fund from 2003 to 2008 and since 2011

Assistant portfolio manager

Vivek Gandhi, Portfolio Manager, assistant portfolio manager of the fund since 2018

* Though the investment advisor has retained the services of The Putnam Advisory Company, LLC (PAC), PAC does not currently manage any assets of the fund.

The following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio manager	Joined fund	Employer	Positions over past five years

Simon Davis	From 2003 to 2008	Putnam Investments	Co-Head of Equities
	and since 2011	Limited	Previously, Co-Head of
		2000–Present	International Equities

Assistant portfolio	Joined fund	Employer	Positions over past five years
manager

Vivek Gandhi	2018	Putnam Investments	Portfolio Manager, Analyst
		Limited	Previously, Analyst
1999–Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	February 28, 2018

Putnam VT International Equity Fund
Statement of Additional Information dated April 30, 2017

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Simon Davis and Vivek Gandhi. The sub-sections are also supplemented with regards solely to Mr. Gandhi as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of January 31, 2018. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts,
managed account
Portfolio	Other SEC-registered		Other accounts that pool		programs and single-
manager	open-end and closed-end		assets from more than one		sponsor defined
	funds		client		contribution plan
offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Vivek Gandhi	0	$0	0	$0	0	$0

Ownership of securities

As of January 31, 2018, Mr. Gandhi and his immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

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